SCHEDULE OF LEASE COMMITMENTS (Details)	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 166,426
2023	84,915
Thereafter
Total lease payments	251,341
Less: interest	(10,763)
Present value of lease liabilities	$ 240,578